RELATED PARTY PAYABLES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY PAYABLES

NOTE 3 – RELATED PARTY PAYABLES

Various expenses of the Company, including general and administrative expenses and professional fees, have been paid for or made by a related party. The related party payable totals $24,214 at June 30, 2011, bears no interest, is unsecured and due upon demand.